Post-employment benefits	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Post-employment benefits
22	Post-employment benefits

Accounting policy

The cost of defined benefit pension plans and other post-employment and the present value of the pension obligation is determined using actuarial valuations. An actuarial valuation involves the use of various assumptions which may differ from actual results in the future. These include the determination of the discount rate, future salary increases, mortality rates and future pension increases. A defined benefit obligation is highly sensitive to changes in these assumptions. All assumptions are reviewed by management at each reporting date.

a)	Defined contribution

A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and has no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution plans are recognized as an employee benefit expense in profit or loss in the periods during which related services are rendered by employees. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available. Contributions to a defined contribution plan that is due more than 12 months after the end of the period in which the employees render the service are discounted to their present value.

The Company provides defined contribution plans to all employees. The plan assets are held Futura plan (Futura II – Supplementary Pension Entity) and Comgás Pension Plan – PLAC. The Company and its subsidiaries do not have a legal or constructive obligation to pay further contributions if the fund does not have sufficient assets to pay all of the benefits owed.

b)	Defined benefit

The Company is the sponsor of defined benefit pension plans for some of its employees. A defined benefit plan is a post-employment benefit plans other than a defined contribution plan.

The liability recognized in the statement of financial position in respect of defined benefit pension plans is the present value of the defined benefit obligation at the end of the reporting period less the fair value of plan assets. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method.

The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows, using interest rates that are denominated in the currency in which the benefits will be paid, and that have terms approximating to the terms of the related obligation.

Gains and losses arising from experience adjustments and changes in actuarial assumptions are recognized in the period in which they occur, directly in other comprehensive income.

Changes in the present value of the defined benefit obligation resulting from plan amendments or curtailments are recognized immediately in profit or loss as past service costs.

Some of the Company’s pension plan, even though it is substantially defined contribution, has a variable component, whose risk is linked to the payment of minimum benefit and to the increase of the future contributions of the sponsors in the benefits in the event of Death Tax of the active taxpayer as well as in Disability Retirement, limited to three salaries. Any actuarial liability calculated, is recorded by the Company.

Defined benefit plan paid off, whose active participants have a paid-up benefit calculated in accordance with the regulation, which is being updated to the date of receipt by the plan of readjustment index, which leads the company to adopt such a provision the present value of benefits and that assisted participants receive annuity under the plan. The main actuarial risks are:

i.	higher survival to that specified in mortality tables;

ii.	the return on equity under the actuarial discount rate plus the accumulated IGP-DI; and

iii.	real family structure of different retirees established hypothesis.

	December 31, 2018	December 31, 2017
Futura	75,298	44,431
Futura II	252	201
Comgás	504,320	440,827

	579,870	485,459
a)	Defined contribution

During the year ended December 31, 2018, the amount of sponsor contributions to the plans was R$ 459 (R$ 327 and R$ 212 on December 31, 2017 and 2016, respectively).

b)	Defined benefit

The Company contributes to the following post-employment defined benefit plans:

i.

Futura: The subsidiary CLE sponsors the Futura – Supplementary Pension Entity (“Futura”), formerly Previd Exxon—Private Pension Entity, which has the main objective supplemental benefits, within certain limits established in the regulations of the Retirement Plan. This plan was amended to close it to new entrants and approved by the relevant authorities on May 5, 2011. During the year ended December 31, 2018, the amounts of contributions totaled R$ 4,138 (R$ 3,896 and R$ 4,571 for the years ended December 31, 2017 and 2016, respectively). The weighted average duration of obligation is 10.8 years. In 2019 the subsidiary expects to make a contribution in the amount of R$ 4,311 in relation to its defined benefit plan; and

ii.

Comgás: Obligations relating to post-employment benefit plans, which include medical assistance and incentive retirement, sick pay and disability benefits are recorded in accordance with CVM Deliberation 695.

The defined benefit pension plan is governed by the employment laws of the Brazil, which require final salary payments to be adjusted for the consumer price index upon payment during retirement. The level of benefits provided depends on the member’s length of service and salary at retirement age. During the year ended December 31, 2018, the amounts of contributions totaled R$ 26,808 (R$ 22,796 and R$ 23,588 for the years ended December 31, 2017 and 2016, respectively). The weighted average duration of obligation is 13.8 years.

Details of the present value of the defined benefit obligation and the fair value of plan assets are as follows:

	December 31, 2018	December 31, 2017
Actuarial obligation at beginning of the year	905,874	833,129
Current service cost	584	586
Interest expense	83,476	87,205
Actuarial (gain) loss arising from financial assumptions	25,583	72,223
Actuarial (gain) loss arising from experience adjustment	58,550	(30,944)
Actuarial gains and losses arising from adjustments to demographic assumptions	(447)	(197)
Benefits payment	(60,828)	(56,128)

Actuarial obligation at the end of the year	1,012,792	905,874

Fair value of plan assets at beginning of the year	(420,616)	(391,803)
Interest income	(38,648)	(40,955)
Earnings on assets greater than discount rate	(3,792)	(16,976)
Contributions paid	(30,946)	(27,010)
Benefit payments	60,828	56,128

Fair value of plan assets end of the year	(433,174)	(420,616)
Superplus (deficit) for the year	579,618	485,258

Net defined benefit liability	579,618	485,258

Total expense recognized in profit or loss is as follow:

	December 31, 2018	December 31, 2017
Current service cost	(717)	(271)
Interest expense	(48,404)	(46,312)

	(49,121)	(46,583)

Total amount recognized as accumulated other comprehensive income:

	December 31, 2018	December 31, 2017
Accumulated at the initial of the year	226,129	252,473
Actuarial (gain) loss arising from financial assumptions	(25,583)	(7,865)
Actuarial (gain) loss arising from experience adjustment	(33,636)	(1,845)
Earnings on assets greater than discount rate	3,792	(16,634)

Accumulated at the end of the year	170,702	226,129

The plan assets are comprised of the following:

	December 31, 2018		December 31, 2017
	Amount	%	Amount	%
Fixed income bonds	419,182	96.77%	408,347	98.18%
Variable-income securities	10,959	2.53%	3,411	0.82%
Other	3,032	0.70%	4,159	1.00%

	433,173	100.00%	415,917	100.00%

Plan assets are comprised of financial assets with quoted prices in active markets and therefore are classified as Level 1 and Level 2 in the valuation hierarchy of fair value. The overall expected rate of return on plan assets is determined based on prevailing market expectations on that date, applicable to the period over which the obligation is to be settled.

The main assumptions used to determine the benefit obligations of the Company are as follows:

	Futura		Comgás
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2018
Discount rate	9.50%	9.55%	9.30%	9.52%
Inflation rate	4.20%	4.00%	4.00%	4.00%
Future salary increases	N/A	N/A	7.12%	7.12%
Increase in pension plans	4.20%	4.00%	7.12%	4.00%

Sensitivity analysis

Changes in the discount rate for the statement of financial position date in one of the relevant actuarial assumptions, while maintaining other assumptions, would have affected the defined benefit obligation as shown below:

	Discount rate
	Increase	Decrease
	0.50%	-0.50%
Futura	(25,152)	23,052
Futura II	(125)	118
Comgás	(31,530)	35,642

There was no change in relation to previous years in the methods and assumptions used in preparing the sensitivity analysis.